Note 11 - Income Taxes - Reconciliation of Income Tax Benefit (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Federal tax benefit at the statutory rate	(21.00%)	(21.00%)	(21.00%)
State tax, net of federal benefit		(0.50%)	(2.00%)
Other		1.20%	1.00%
Stock-based compensation shortfalls (windfalls)		1.40%
Research & development credits		(1.60%)	(2.20%)
Change in the valuation allowance		20.60%	24.20%
Income Tax Expense (Benefit)